Condensed Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Condensed Balance Sheet
Condensed Consolidating Balance Sheets

	December 31, 2017

				Non-	Non-
				Guarantor	Guarantor
			Subsidiary	Subsidiaries	Subsidiaries
		Guarantor	(100%	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)*	Owned)	Owned)	Eliminations	Consolidated
Assets
Cash and cash equivalents	$347	$199,574	$—	$3,183	$—	$—	$203,104
Restricted cash	—	14,389	—	9,786	—	—	24,175
Other current assets	78,226	20,687	234	2,782	—	(545)	101,384
Property and equipment, net	88,464	2,424,361	—	26,961	—	—	2,539,786
Investments in subsidiaries	4,913,592	—	—	18,097	—	(4,931,689)	—
Intercompany receivable	—	1,560,841	373,718	—	—	(1,934,559)	—
Other assets, net	14,725	33,369	—	38,217	—	—	86,311
Intangible assets, net	—	818,887	—	24,059	—	—	842,946
Goodwill, net	—	887,442	—	782	—	—	888,224
Total assets	$5,095,354	$5,959,550	$373,952	$123,867	$—	$(6,866,793)	$4,685,930

Liabilities and Stockholders' Equity
Current maturities of long-term debt	$23,895	$86	$—	$—	$—	$—	$23,981
Other current liabilities	130,030	212,146	—	19,578	—	(264)	361,490
Accumulated losses of subsidiaries in excess of investment	—	73,130	—	—	—	(73,130)	—
Intercompany payable	888,444	—	—	1,046,114	—	(1,934,558)	—
Long-term debt, net of current maturities and debt issuance costs	3,051,481	418	—	—	—	—	3,051,899
Other long-term liabilities	(95,723)	256,584	900	(10,428)	—	—	151,333

Total stockholders' equity (deficit)	1,097,227	5,417,186	373,052	(931,397)	—	(4,858,841)	1,097,227
Total liabilities and stockholders' equity	$5,095,354	$5,959,550	$373,952	$123,867	$—	$(6,866,793)	$4,685,930

*Subsidiary is 100% owned guarantor of the 6.375% Notes and 6.875% Notes and is a 100% owned non-guarantor of the 6.000% Notes.

Condensed Consolidating Balance Sheets - continued

	December 31, 2016
				Non-	Non-
				Guarantor	Guarantor
			Subsidiary	Subsidiaries	Subsidiaries
		Guarantor	(100%	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)*	Owned)	Owned)	Eliminations	Consolidated
Assets
Cash and cash equivalents	$1,212	$189,364	$—	$3,286	$—	$—	$193,862
Restricted cash	—	10,246	—	6,242	—	—	16,488
Other current assets	78,915	14,647	1,822	2,666	—	(453)	97,597
Property and equipment, net	73,180	2,503,127	—	28,862	—	—	2,605,169
Investments in subsidiaries	4,501,951	139,465	—	—	—	(4,641,416)	—
Intercompany receivable	—	1,140,125	350,892	—	—	(1,491,017)	—
Other assets, net	13,598	31,899	—	3,708	—	—	49,205
Intangible assets, net	—	857,894	—	24,060	—	—	881,954
Goodwill, net	—	825,694	—	782	—	—	826,476
Total assets	$4,668,856	$5,712,461	$352,714	$69,606	$—	$(6,132,886)	$4,670,751

Liabilities and Stockholders' Equity
Current maturities of long-term debt	$30,250	$86	$—	$—	$—	$—	$30,336
Other current liabilities	93,762	202,840	—	46,467	—	(1,429)	341,640
Accumulated losses of subsidiaries in excess of investment	—	—	—	8,257	—	(8,257)	—
Intercompany payable	521,002	—	—	968,811	254	(1,490,067)	—
Long-term debt, net of current maturities and debt issuance costs	3,198,613	506	—	—	—	—	3,199,119
Other long-term liabilities	(104,901)	295,206	900	(21,729)	—	—	169,476

Boyd Gaming Corporation stockholders' equity (deficit)	930,130	5,213,823	351,814	(932,200)	(254)	(4,633,183)	930,130
Noncontrolling interest	—	—	—	—	—	50	50
Total stockholders' equity (deficit)	930,130	5,213,823	351,814	(932,200)	(254)	(4,633,133)	930,180
Total liabilities and stockholders' equity	$4,668,856	$5,712,461	$352,714	$69,606	$—	$(6,132,886)	$4,670,751

Schedule of Condensed Income Statement
Condensed Consolidating Statements of Operations

	Year Ended December 31, 2017
				Non-	Non-
				Guarantor	Guarantor
			Subsidiary	Subsidiaries	Subsidiaries
		Guarantor	(100%	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)*	Owned)	Owned)	Eliminations	Consolidated
Total revenues	$73,292	$2,377,514	$—	$42,670	$—	$(92,657)	$2,400,819
Operating costs and expenses
Operating	—	1,225,765	—	38,156	—	—	1,263,921
Selling, general and administrative	44	354,423	—	7,612	—	(42)	362,037
Maintenance and utilities	—	108,092	—	1,370	—	—	109,462
Depreciation and amortization	12,041	201,401	—	4,080	—	—	217,522
Corporate expense	85,362	1,140	—	1,646	—	—	88,148
Project development, preopening and writedowns	7,806	2,758	154	3,736	—	—	14,454
Impairments of assets	600	1	—	(1,027)	—	—	(426)
Other operating items, net	725	1,175	—	—	—	—	1,900
Intercompany expenses	1,204	91,411	—	—	—	(92,615)	—
Total operating costs and expenses	107,782	1,986,166	154	55,573	—	(92,657)	2,057,018
Equity in earnings (losses) of subsidiaries	330,711	(1,374)	—	—	—	(329,337)	—
Operating income (loss)	296,221	389,974	(154)	(12,903)	—	(329,337)	343,801
Other expense (income)
Interest expense, net	169,990	1,275	—	25	—	—	171,290
Loss on early extinguishments and modifications of debt	1,582	—	—	—	—	—	1,582
Other, net	(16)	(98)	—	(70)	—	—	(184)
Total other expense, net	171,556	1,177	—	(45)	—	—	172,688
Income (loss) from continuing operations before income taxes	124,665	388,797	(154)	(12,858)	—	(329,337)	171,113
Income tax benefit (provision)	64,725	(73,426)	—	5,586	—	—	(3,115)
Income (loss) from continuing operations, net of tax	189,390	315,371	(154)	(7,272)	—	(329,337)	167,998
Income from discontinued operations, net of tax	—	—	21,392	—	—	—	21,392
Net income (loss)	$189,390	$315,371	$21,238	$(7,272)	$—	$(329,337)	$189,390
Comprehensive income (loss)	$189,823	$315,804	$21,238	$(7,272)	$—	$(329,770)	$189,823

*Subsidiary is 100% owned guarantor of the 6.375% Notes and 6.875% Notes and is a 100% owned non-guarantor of the 6.000% Notes.

Condensed Consolidating Statements of Operations - continued

	Year Ended December 31, 2016
				Non-	Non-
				Guarantor	Guarantor
			Subsidiary	Subsidiaries	Subsidiaries
		Guarantor	(100%	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)*	Owned)	Owned)	Eliminations	Consolidated
Total revenues	$121,939	$2,176,788	$—	$43,867	$—	$(143,335)	$2,199,259
Operating costs and expenses
Operating	1,200	1,148,170	—	37,615	—	—	1,186,985
Selling, general and administrative	49,938	265,735	—	6,584	—	2	322,259
Maintenance and utilities	—	98,741	—	1,279	—	—	100,020
Depreciation and amortization	8,767	183,524	7	3,928	—	—	196,226
Corporate expense	66,703	1,621	117	4,227	—	—	72,668
Project development, preopening and writedowns	18,079	(3,933)	641	7,320	—	—	22,107
Impairments of assets	1,440	36,862	—	—	—	—	38,302
Other operating items, net	181	103	—	—	—	—	284
Intercompany expenses	1,205	140,291	380	1,461	—	(143,337)	—
Total operating costs and expenses	147,513	1,871,114	1,145	62,414	—	(143,335)	1,938,851
Equity in earnings (losses) of subsidiaries	445,130	(2,039)	—	—	—	(443,091)	—
Operating income (loss)	419,556	303,635	(1,145)	(18,547)	—	(443,091)	260,408
Other expense (income)
Interest expense, net	157,923	46,357	5,426	25	—	—	209,731
Loss on early extinguishments of debt	28,356	14,008	—	—	—	—	42,364
Other, net	1	617	—	(73)	—	—	545
Total other expense (income), net	186,280	60,982	5,426	(48)	—	—	252,640
Income (loss) from continuing operations before income taxes	233,276	242,653	(6,571)	(18,499)	—	(443,091)	7,768
Income tax benefit	186,955	10,935	1,917	126	—	—	199,933
Income (loss) from continuing operations, net of tax	420,231	253,588	(4,654)	(18,373)	—	(443,091)	207,701
Income (loss) from discontinued operations, net of tax	—	(899)	213,429	—	—	—	212,530
Net income (loss)	$420,231	$252,689	$208,775	$(18,373)	$—	$(443,091)	$420,231
Comprehensive income (loss)	$419,932	$252,390	$208,775	$(18,373)	$—	$(442,792)	$419,932

*Subsidiary is 100% owned guarantor of the 6.375% Notes and 6.875% Notes and is a 100% owned non-guarantor of the 6.000% Notes.

Consolidating Statements of Operations - continued

	Year Ended December 31, 2015
				Non-	Non-
				Guarantor	Guarantor
			Subsidiary	Subsidiaries	Subsidiaries
		Guarantor	(100%	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)*	Owned)	Owned)	Eliminations	Consolidated
Total revenues	$121,541	$2,194,440	$—	$42,459	$—	$(143,609)	$2,214,831
Operating costs and expenses
Operating	1,800	1,165,834	—	37,955	—	—	1,205,589
Selling, general and administrative	48,173	267,913	—	6,604	—	(18)	322,672
Maintenance and utilities	—	103,086	—	1,462	—	—	104,548
Depreciation and amortization	6,179	196,852	13	4,074	—	—	207,118
Corporate expense	71,700	1,581	200	3,460	—	—	76,941
Project development, preopening and writedowns	884	2,351	—	3,596	76	—	6,907
Impairments of assets	—	17,500	—	1,065	—	—	18,565
Other operating items, net	599	308	—	—	—	—	907
Intercompany expenses	1,204	140,321	650	1,416	—	(143,591)	—
Total operating costs and expenses	130,539	1,895,746	863	59,632	76	(143,609)	1,943,247
Equity in earnings (losses) of subsidiaries	190,943	(2,204)	—	(76)	—	(188,663)	—
Operating income (loss)	181,945	296,490	(863)	(17,249)	(76)	(188,663)	271,584
Other expense
Interest expense, net	125,890	85,957	10,861	24	—	—	222,732
Loss on early extinguishments of debt	30,829	9,904	—	—	—	—	40,733
Other, net	396	2,959	—	321	—	—	3,676
Total other expense, net	157,115	98,820	10,861	345	—	—	267,141
Income (loss) from continuing operations before income taxes	24,830	197,670	(11,724)	(17,594)	(76)	(188,663)	4,443
Income tax benefit (provision)	22,777	(11,345)	(4,753)	(54)	—	—	6,625
Income (loss) from continuing operations, net of tax	47,607	186,325	(16,477)	(17,648)	(76)	(188,663)	11,068
Income from discontinued operations, net of tax	—	540	35,999	—	—	—	36,539
Net income (loss)	$47,607	$186,865	$19,522	$(17,648)	$(76)	$(188,663)	$47,607
Comprehensive income (loss)	$47,344	$186,602	$19,522	$(17,648)	$(76)	$(188,400)	$47,344

Schedule of Condensed Cash Flow Statement
Condensed Consolidating Statements of Cash Flows

	Year Ended December 31, 2017
				Non-	Non-
				Guarantor	Guarantor
			Subsidiary	Subsidiaries	Subsidiaries
		Guarantor	(100%	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)*	Owned)	Owned)	Eliminations	Consolidated
Cash flows from operating activities
Net cash from operating activities	$(82,632)	$532,515	$(12,907)	$(15,628)	$254	$949	$422,551

Cash flows from investing activities
Capital expenditures	(102,277)	(87,590)	—	(597)	—	—	(190,464)
Cash paid for acquisitions, net of cash received	(1,153)	—	—	—	—	—	(1,153)
Net activity with affiliates	—	(420,716)	(22,826)	—	—	443,542	—
Distributions from subsidiary	10,867	—	—	—	—	(10,867)	—
Advances pursuant to development agreement	—	—	—	(35,108)	—	—	(35,108)
Other investing activities	—	706	—	—	—	—	706
Net cash from investing activities	(92,563)	(507,600)	(22,826)	(35,705)	—	432,675	(226,019)

Cash flows from financing activities
Borrowings under bank credit facility	958,000	—	—	—	—	—	958,000
Payments under bank credit facility	(1,119,485)	—	—	—	—	—	(1,119,485)
Debt financing costs, net	(3,430)	—	—	—	—	—	(3,430)
Net activity with affiliates	389,579	—	—	55,166	(254)	(444,491)	—
Distributions to parent	—	(10,475)	—	(392)	—	10,867	—
Share-based compensation activities, net	(7,711)	—	—	—	—	—	(7,711)
Shares repurchased and retired	(31,927)	—	—	—	—	—	(31,927)
Dividends paid	(11,286)	—	—	—	—	—	(11,286)
Other financing activities	590	(87)	—	—	—	—	503
Net cash from financing activities	174,330	(10,562)	—	54,774	(254)	(433,624)	(215,336)

Cash flows from discontinued operations
Cash flows from operating activities	—	—	(514)	—	—	—	(514)
Cash flows from investing activities	—	—	36,247	—	—	—	36,247
Cash flows from financing activities	—	—	—	—	—	—	—
Net cash from discontinued operations	—	—	35,733	—	—	—	35,733

Net change in cash, cash equivalents and restricted cash	(865)	14,353	—	3,441	—	—	16,929
Cash, cash equivalents and restricted cash, beginning of period	1,212	199,610	—	9,528	—	—	210,350
Cash, cash equivalents and restricted cash, end of period	$347	$213,963	$—	$12,969	$—	$—	$227,279
*Subsidiary is 100% owned guarantor of the 6.375% Notes and 6.875% Notes and is a 100% owned non-guarantor of the 6.000% Notes.
Condensed Consolidating Statements of Cash Flows - continued

	Year Ended December 31, 2016
				Non-	Non-
				Guarantor	Guarantor
			Subsidiary	Subsidiaries	Subsidiaries
		Guarantor	(100%	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)*	Owned)	Owned)	Eliminations	Consolidated
Cash flows from operating activities
Net cash from operating activities	$(86,502)	$502,815	$(122,012)	$7,234	$—	$(1,196)	$300,339

Cash flows from investing activities
Capital expenditures	(42,840)	(116,834)	—	(684)	—	—	(160,358)
Cash paid for acquisitions, net of cash received	(592,703)	—	—	—	—	—	(592,703)
Net activity with affiliates	—	659,549	(448,249)	—	—	(211,300)	—
Distributions from subsidiary	9,150	—	—	—	—	(9,150)	—
Other investing activities	—	7,529	—	6,678	—	—	14,207
Net cash from investing activities	(626,393)	550,244	(448,249)	5,994	—	(220,450)	(738,854)

Cash flows from financing activities
Borrowings under bank credit facility	2,039,175	237,000	—	—	—	—	2,276,175
Payments under bank credit facility	(1,466,362)	(899,750)	—	—	—	—	(2,366,112)
Proceeds from issuance of senior notes	750,000	—	—	—	—	—	750,000
Debt financing costs, net	(42,220)	—	—	—	—	—	(42,220)
Retirements of senior notes	(350,000)	(350,000)	—	—	—	—	(700,000)
Premium and consent fees paid	(15,750)	—	—	—	—	—	(15,750)
Net activity with affiliates	(199,398)	—	—	(12,877)	(221)	212,496	—
Distributions to parent	—	(9,000)	—	(150)	—	9,150	—
Share-based compensation activities, net	(1,295)	—	—	—	—	—	(1,295)
Other financing activities	(45)	—	—	—	—	—	(45)
Net cash from financing activities	714,105	(1,021,750)	—	(13,027)	(221)	221,646	(99,247)

Cash flows from discontinued operations
Cash flows from operating activities	—	—	(27,796)	—	—	—	(27,796)
Cash flows from investing activities	—	—	598,057	—	—	—	598,057
Cash flows from financing activities	—	—	—	—	—	—	—
Net cash from discontinued operations	—	—	570,261	—	—	—	570,261

Net change in cash, cash equivalents and restricted cash	1,210	31,309	—	201	(221)	—	32,499
Cash, cash equivalents and restricted cash, beginning of period	2	168,301	—	9,327	221	—	177,851
Cash, cash equivalents and restricted cash, end of period	$1,212	$199,610	$—	$9,528	$—	$—	$210,350

*Subsidiary is 100% owned guarantor of the 6.375% Notes and 6.875% Notes and is a 100% owned non-guarantor of the 6.000% Notes.

Condensed Consolidating Statements of Cash Flows - continued

	Year Ended December 31, 2015
				Non-	Non-
				Guarantor	Guarantor
			Subsidiary	Subsidiaries	Subsidiaries
		Guarantor	(100%	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)*	Owned)	Owned)	Eliminations	Consolidated
Cash flows from operating activities
Net cash from operating activities	$102,080	$249,822	$(13,384)	$(12,131)	$(76)	$363	$326,674

Cash flows from investing activities
Capital expenditures	(48,591)	(82,392)	—	(187)	—	—	(131,170)
Net activity with affiliates	—	(65,408)	—	—	—	65,408	—
Distribution from subsidiary	11,200	—	—	—	—	(11,200)	—
Other investing activities	3,292	1,236	—	—	—	—	4,528
Net cash from investing activities	(34,099)	(146,564)	—	(187)	—	54,208	(126,642)

Cash flows from financing activities
Borrowings under bank credit facility	1,033,500	345,500	—	—	—	—	1,379,000
Payments under bank credit facility	(1,211,200)	(425,150)	—	—	—	—	(1,636,350)
Proceeds from issuance of senior notes	750,000	—	—	—	—	—	750,000
Debt financing costs, net	(14,004)	—	—	—	—	—	(14,004)
Payments on retirements of long-term debt	(500,000)	(3)	—	(157,810)	—	—	(657,813)
Premium and consent fees paid	(24,246)	—	—	—	—	—	(24,246)
Net activity with affiliates	(105,720)	—	(711)	172,124	78	(65,771)	—
Distributions to parent	—	(11,100)	—	(100)	—	11,200	—
Share-based compensation activities, net	3,689	—	—	—	—	—	3,689
Net cash from financing activities	(67,981)	(90,753)	(711)	14,214	78	(54,571)	(199,724)

Cash flows from discontinued operations
Cash flows from operating activities	—	—	14,095	—	—	—	14,095
Cash flows from investing activities	—	—	—	—	—	—	—
Cash flows from financing activities	—	—	—	—	—	—	—
Net cash from discontinued operations	—	—	14,095	—	—	—	14,095

Net change in cash, cash equivalents and restricted cash	—	12,505	—	1,896	2	—	14,403
Cash, cash equivalents and restricted cash, beginning of period	2	155,796	—	7,431	219	—	163,448
Cash, cash equivalents and restricted cash, end of period	$2	$168,301	$—	$9,327	$221	$—	$177,851